GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
Movement Of Goodwill

The movement of the goodwill for the years ended December 31, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011

Balance at beginning of the year	24,783	28,072
Goodwill acquired in acquisition of businesses	2,695	22,849
Exchange differences	594	1,140

Balance at end of the year	28,072	52,061